Shareholder Report	6 Months Ended	12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		TIFF Investment Program
Entity Central Index Key		0000916622
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000017543
Shareholder Report [Line Items]
Fund Name		TIFF Multi-Asset Fund
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about TIFF Multi-Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.tipfunds.org. You can also request this information by contacting us at 800-984-0084.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-984-0084
Additional Information Website		www.tipfunds.org
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TIFF Multi-Asset Fund	$118	1.10%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the 65/35 Mix (defined below) by 324 basis points, gaining 14.84% compared to 11.60% for the 12 months ended December 31, 2024. The Fund maintained portfolio allocations near its strategic asset allocation targets and aimed to achieve a total return, net of expenses, that exceeds CPI +5% per Annum. Key factors for the Fund’s outperformance relative to the 65/35 Mix included its strategic asset allocation, investing in hedge funds rather than traditional bond investments, and strong money manager selection in both hedge funds and equities. Global economic growth of around 3% boosted earnings and stock prices, with the Fund’s equities portfolio outperforming the MSCI All Country World Index (18.93% vs.17.49%). The Fund’s hedge fund portfolio outperformed the Bloomberg US Aggregate Bond Index (14.29% vs.1.25%). The Fund’s Treasury and cash fixed income portfolio underperformed the Bloomberg US Aggregate Bond Index (-0.51% vs. 1.25%).

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
TIFF Multi-Asset Fund	14.84%	8.63%	6.91%
65/35 Mix (65% MSCI ACWI, 35% Bloomberg US Aggregate Bond Index)	11.60%	6.58%	6.63%
Consumer Price Index ("CPI") + 5% Per Annum	8.02%	9.39%	8.14%
MSCI All Country World Index	17.49%	10.05%	9.22%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes a shareholder would pay on distribution or redemption of Fund shares. Prior to December 1, 2022, the Fund received entry fees on purchases and exit fees on redemptions; thus, Fund performance for periods prior to December 1, 2022 reflect those fees’ impact.

Material Change Description [Text Block]
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
AssetsNet		$ 1,290,525,423
Holdings Count | Holding		1,398
Advisory Fees Paid, Amount		$ 2,809,825
InvestmentCompanyPortfolioTurnover		251.00%
Material Fund Change [Text Block]

How has the Fund changed?

The following is a summary of certain changes to the Fund for the period.

(1) Pursuant to a Services Agreement, TIFF Advisory Services, LLC (TAS), the Fund's investment adviser, provides certain administrative and other services to the Fund that are outside the scope of the advisory agreement between TAS and the Fund. The fee schedule to the Services Agreement was revised, effective July 1, 2024 to change the services fee that TAS receives to 0.07% per annum of the Fund's average daily net assets.

(2) Westbeck Capital Management LLP and Lynwood Price Capital Management LP were added as new money managers to the Fund, effective July 1, 2024 and October 1, 2024. Amundi Asset Management US, Inc., Keel Capital AB, and Westbeck Capital Management LLP's contract terminated prior to December 31, 2024.

Material Fund Change Expenses [Text Block]

(1) Pursuant to a Services Agreement, TIFF Advisory Services, LLC (TAS), the Fund's investment adviser, provides certain administrative and other services to the Fund that are outside the scope of the advisory agreement between TAS and the Fund. The fee schedule to the Services Agreement was revised, effective July 1, 2024 to change the services fee that TAS receives to 0.07% per annum of the Fund's average daily net assets.

Material Fund Change Adviser [Text Block]

(2) Westbeck Capital Management LLP and Lynwood Price Capital Management LP were added as new money managers to the Fund, effective July 1, 2024 and October 1, 2024. Amundi Asset Management US, Inc., Keel Capital AB, and Westbeck Capital Management LLP's contract terminated prior to December 31, 2024.

Summary of Change Legend [Text Block]		The following is a summary of certain changes to the Fund for the period.